STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 09, 2021
Common stock, par value	$ 0.01	$ 0.01
Redeemable Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01